CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows From Operating Activities:
Net income	$ 68,029	$ 66,999
Adjustments to reconcile net income to net cash provided by operating activities of continuing operations:
Net loss from discontinued operations	0	399
Depreciation	10,584	10,542
Amortization of intangibles	28,099	24,742
Amortization of contract acquisition costs	8,665	9,803
Deferred income taxes	2,345	6,068
Employee share-based compensation expense	3,127	3,084
Loss on early debt extinguishment	6,995	0
Other non-cash items, net	6,389	6,188
Changes in assets and liabilities, net of effect of acquisitions:
Trade accounts receivable	(304)	3,043
Inventories and supplies	(144)	(36)
Other current assets	(4,565)	(2,131)
Non-current assets	3,116	3,029
Accounts payable	1,566	(234)
Contract acquisition payments	(5,615)	(10,689)
Other accrued and non-current liabilities	(24,105)	(50,268)
Net cash provided by operating activities of continuing operations	104,182	70,539
Cash Flows From Investing Activities:
Purchases of capital assets	(19,296)	(21,066)
Payments for acquisitions, net of cash acquired	(35,000)	(98,621)
Proceeds from life insurance policies	0	5,782
Proceeds from sales of marketable securities	0	1,970
Other	(1,014)	(1,818)
Net cash used by investing activities of continuing operations	(55,310)	(113,753)
Cash Flows From Financing Activities:
Net proceeds from short-term debt	6,000	73,000
Payments on long-term debt, including costs of debt reacquisition	(215,030)	0
Proceeds from issuing long-term debt	200,000	0
Payments for debt issue costs	(3,429)	(2,324)
Change in book overdrafts	(905)	(939)
Proceeds from issuing shares under employee plans	6,514	1,600
Excess tax benefit from share-based employee awards	1,313	471
Payments for common shares repurchased	(17,986)	0
Cash dividends paid to shareholders	(25,663)	(25,696)
Net cash (used) provided by financing activities of continuing operations	(49,186)	46,112
Effect Of Exchange Rate Change On Cash	557	(174)
Net Change In Cash And Cash Equivalents	243	2,724
Cash And Cash Equivalents: Beginning Of Period	17,383	12,789
Cash And Cash Equivalents: End Of Period	$ 17,626	$ 15,513